Note 8 - Capital Management - Components of Capital (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019		Jan. 01, 2019		Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Total equity	$ 158,043	$ 124,717	[1]	$ 78,808	[1]	$ 78,808	$ 69,211

[1]	The Group voluntarily changed its disclosure policy for exploration and evaluation assets to be disclosed separately as Exploration and evaluation assets rather than as part of Property, plant and equipment; similarly lease liabilities were classified separately from trade and other payables (refer to note 4(b)(i) and 4(b)(ii)). The new disclosure policies were adopted from December, 2020 and have been applied retrospectively.